Intangible Assets	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Intangible Assets
NOTE 8 - INTANGIBLE ASSETS
Intangible assets as of December 31, 2016 and 2015 consisted of the following:

	Cost	Accumulated	Net Book Value
		Amortization
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—

Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952

Amortization expense of favorable lease terms for the years ended December 31, 2016, 2015 and 2014 is presented in the following table:

	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
Favorable lease terms	$(15,861)	$(18,716)	$(23,287)
Acceleration of favorable lease terms	(20,526)	—	(22,063)
Total	$(36,387)	$(18,716)	$(45,350)

The aggregate amortization of the intangibles as of December 31 is estimated to be as follows:

Year	Amount
2017	$ 10,871
2018	3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	835

$ 18,952

As of December 31, 2016, Navios Partners accelerated $20,526 of amortization of the Navios Luz and the Navios Buena Ventura favorable lease intangibles due to a change in their useful life following the termination of the Charter Party and early re-delivery of the vessels from Hanjin Shipping Co. on September 13, 2016.
As of December 31, 2015, acquisition cost and accumulated amortization, each amounting to $31,199, was written-off as the intangible asset associated with the favorable lease that was fully amortized for the Navios Fulvia.
During the year ended December 31, 2014, Navios Partners' accelerated $22,010 of amortization of the Navios Pollux favorable lease intangible due to a change in its useful life following the termination of the credit default insurance policy (Refer to Note 22 “Other Income” for further details). The additional amount of $53 of accelerated amortization incurred through December 31, 2014, related to the expiration of the intangible assets associated with two vessels of our fleet.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average remaining useful lives are 10.0 years for favorable lease terms charter out.